                                    [PHOTO]


                                                  ANNUAL REPORT OCTOBER 31, 2001


Oppenheimer
MIDCAP FUND

                                                      [OPPENHEIMER LOGO]
                                                      THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

        CONTENTS
   1    Letter to
        Shareholders

   3    An Interview
        with Your Fund's
        Manager

   7    Fund Performance

  13    FINANCIAL
        STATEMENTS

  33    INDEPENDENT
        AUDITORS' REPORT

  34    Federal
        Income Tax
        Information

  35    Officers and Trustees

FUND OBJECTIVE

Oppenheimer MidCap Fund seeks capital appreciation.

FUND HIGHLIGHTS

To hear more about your Fund's performance and outlook from Portfolio Manager, Bruce Bartlett, call our Hotline Number: 1.800.863.4513.

------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
                For the 1-Year Period
                Ended 10/31/01

                Without         With
                Sales Chg.      Sales Chg.
------------------------------------------
Class A         -52.58%         -55.31%
------------------------------------------
Class B         -52.94          -55.29
------------------------------------------
Class C         -52.92          -53.39
------------------------------------------
Class N         -26.31          -27.04
------------------------------------------
Class Y         -52.40
------------------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 11 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

[PHOTO]
JOHN V. MURPHY
CHAIRMAN, PRESIDENT AND
CHIEF EXECUTIVE OFFICER
OPPENHEIMERFUNDS, INC.


DEAR SHAREHOLDER,

We are all learning to live and cope in an incredible and unprecedented period in our nation's history. At OppenheimerFunds, we know and understand that these are difficult times. Yet out of the September 11 tragedy, I believe a new resolve, determination and strength was born and has emerged in all of us. I would like to thank everyone who wrote to me. Your letters were a source of inspiration for all of us at OppenheimerFunds.

        The road to recovery is ahead of us. As of mid October, the markets started to recoup much of the loss since the September 11 attack. The Federal Reserve cut the overnight rate for the tenth time this year to its lowest level since 1962. And as economists have mentioned, the market has fundamental and underlying strengths. The groundwork is being laid for economic recovery.

        During these trying times for investors, we encourage you to work closely with your financial advisor and to stay focused on your long-term investment goals keeping in mind the benefits of diversification and the importance of a long-term perspective.

        It is also important and reassuring to remember that our portfolio management teams are an experienced group of investment professionals. They are diligently monitoring the events that are shaping the economy and the financial world, while using their proven expertise to manage your fund. Just as your financial advisor employs diversification and asset allocation to determine the appropriate balance of risk and reward for your portfolio, OppenheimerFunds' portfolio managers are guided by similar principles: using broad diversification, keeping a focus on business fundamentals and maintaining a long-term investment perspective.

        As a firm directly affected by the events of September 11, we stand strong, resolute and united with America and we will be forever indebted to those who helped save lives and who continue to serve so heroically in this time of great uncertainty and need.



                           1 OPPENHEIMER MIDCAP FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

        To express our gratitude, we have established the "World Trade Center Legacy Relief Fund." We pledge to match the first $1 million in donations to this Fund and send all proceeds to qualified, prescreened charities that support victims' families, which initially are the "Twin Towers Fund," the "Lumina Foundation for Education--Families of Freedom Scholarship Fund" and the "Windows of Hope Family Relief Fund." For more information regarding the "World Trade Center Legacy Relief Fund," please go to our website, www.oppenheimerfunds.com, or contact the Legacy Program at 1.877.634.4483.

        At OppenheimerFunds, we thank you for your continued support and confidence. We look forward to showing and sharing with you the strength, expertise and resolve that make OppenheimerFunds The Right Way to Invest.

Sincerely,


/s/ JOHN V. MURPHY

John V. Murphy
November 21, 2001


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.



                           2 OPPENHEIMER MIDCAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT
TEAM
BRUCE BARTLETT
(PORTFOLIO MANAGER)
JIM TURNER
SUBRATA GHOSE
JULIE RYAN


HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD THAT ENDED OCTOBER 31, 2001?

A. During the reporting period, the slowing U.S. economy created difficult conditions for growth-oriented stocks including mid-cap equities. Stocks in the technology and telecommunications areas, where we had allocated a relatively large percentage of the Fund's assets at the beginning of the period, were hit particularly hard. While we are disappointed with the Fund's results, we believe that this challenging investment environment represents a normal--and, indeed, healthy--part of the market cycle, and we look forward to a return to more favorable conditions for growth-oriented stocks.

WHAT MADE THIS SUCH A CHALLENGING PERIOD FOR GROWTH STOCKS?

In the third and fourth quarter 2000, high interest rates and rising energy prices caused U.S. economic growth to slow. As a result, revenues and earnings fell short of expectations across a wide range of traditional growth-oriented industry groups, particularly in the technology sector, with many companies reporting a dramatic falloff in business activity. As a result, growth investors generally turned to more defensive industries, such as healthcare, that appeared likely to continue growing despite the economic slowdown.

        In January 2001, the Federal Reserve Board instituted the first in a series of interest rate cuts designed to spur economic growth. In March and April, energy prices eased in response to changing seasonal demand and an increase in the supply of crude oil and natural gas. Nevertheless, the difficult environment for most technology and telecommunications-related industries persisted, largely because of reduced capital spending by businesses. On the other hand, consumer spending remained



                           3 OPPENHEIMER MIDCAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------


----------------------------------
        MID-CAP STOCKS OFFER
        HIGHER GROWTH RATES
        THAN MOST LARGE
        COMPANIES, AND
        GREATER STABILITY AND
        PREDICTABILITY THAN
        MOST SMALL ONES.
----------------------------------


relatively strong, providing greater support for some consumer-related businesses during most of 2001. A wide range of healthcare companies also prospered because of a more favorable regulatory environment and rising reimbursement rates for a variety of medical services. However, these positive factors have so far had little effect on beaten-down technology stocks.

HOW DID YOU MANAGE THE FUND UNDER THESE CONDITIONS?

We began the period with a higher percentage of the Fund's assets invested in technology than most of our peers or our benchmark. That's because our investment discipline focuses on companies with increasing rates of internal revenue growth, which we had found primarily in various technology-related industries. However, as the period progressed and technology growth rates declined, we shifted our emphasis toward companies that we believed could maintain reliable and sustainable revenue growth during an economic slowdown. By emphasizing the quality of a company's revenues rather than the absolute magnitude of its growth, we reduced the Fund's level of risk and volatility while remaining true to our growth-oriented investment strategy. As a result, the percentage of the Fund's assets invested in technology fell dramatically, from over 60% in November 2000 to under 5% by October 2001.

        Our emphasis on revenue quality led us to growth-oriented investment opportunities in a variety of areas outside of technology. For example, our strict investment criteria led us to several medium-sized companies in the healthcare services, medical products and, in some select cases, biotechnology businesses. Companies such as Lincare Holdings, Inc., a home-based medical services provider, and Stryker Corp., a developer and manufacturer of orthopedic products, have delivered steadily increasing earnings and revenues for many years. We believe that these companies hold potential for even faster growth rates in the future, given today's favorable regulatory environment, rising levels of hospital profitability and growing demand from an aging population. We also invested in stocks



                           4 OPPENHEIMER MIDCAP FUND

-----------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS

For the Periods Ended 9/30/01(1)

Class A                 Since
1-Year                  Inception
-----------------------------------------
-60.57%                 8.30%

Class B                 Since
1-Year                  Inception
-----------------------------------------
-60.55%                 8.58%

Class C                 Since
1-Year                  Inception
-----------------------------------------
-58.91%                 9.18%

Class N                 Since
1-Year                  Inception
-----------------------------------------
N/A                     -27.25%

Class Y                 Since
1-Year                  Inception
-----------------------------------------
-57.99%                 10.50%
-----------------------------------------

of a few select biotechnology companies, such as Gilead Sciences, Inc., that have demonstrated their ability to bring profitable products to market.

DID YOU IDENTIFY ANY OTHER SIGNIFICANT AREAS OF OPPORTUNITY DURING THE PERIOD?

When interest rates started to fall, we found several investment opportunities among the financial companies that we believed were well positioned to benefit from declining interest rates and a strong housing market. These included insurers, such as MBIA, Inc., and financial services companies, such as electronic transaction processor Concord EFS, Inc. We also identified a few, carefully selected investment opportunities in the retail sector, focusing on growing companies that we believe will benefit from relatively high levels of consumer spending. For example, BJ's Wholesale Club, Inc., is expanding geographically, increasing its market share and enhancing revenues through expert management and a consumer-friendly approach to sales.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

In our view, the current slowdown is a normal part of the economic cycle. Growth stocks tend to rebound from such periods with renewed strength. Of course, there's no way to predict when conditions will turn positive, but experience tells us that mid-cap growth stocks are often among the first and greatest beneficiaries of declining interest rates.

        Accordingly, we remain extremely positive on the long-term outlook for mid-cap growth stocks. Many mid-cap stocks offer higher growth rates than larger companies, and greater stability and predictability than most small ones. As a result, we believe that they offer higher probabilities of success and lower probabilities of failure than other segments of the stock market. In our opinion, these characteristics make mid-cap stocks particularly


1. See Notes on page 11 for further details.



                           5 OPPENHEIMER MIDCAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER
--------------------------------------------------------------------------------


---------------------------------------
SECTOR ALLOCATION(2)

[PIECHART]

- Healthcare                    38.4%
    Healthcare/
    Supplies &
    Services                    26.2
    Healthcare/
    Drugs                       12.2
- Financial                     19.0
- Consumer
  Cyclicals                     15.2
- Consumer
  Staples                        9.4
- Capital Goods                  7.8
- Utilities                      5.4
- Technology                     3.6
- Communication Services         1.2

---------------------------------------


attractive for disciplined growth investors seeking to build wealth over the long term. Our long-term approach to wealth creation and our commitment to building the portfolio one company at a time makes Oppenheimer MidCap Fund part of The Right Way to Invest.


TOP TEN COMMON STOCK HOLDINGS(3)
--------------------------------------------------------------------
BJ's Wholesale Club, Inc.                                        6.2%
--------------------------------------------------------------------
Gilead Sciences, Inc.                                            5.6
--------------------------------------------------------------------
Lincare Holdings, Inc.                                           5.6
--------------------------------------------------------------------
Concord EFS, Inc.                                                5.2
--------------------------------------------------------------------
MBIA Inc.                                                        4.6
--------------------------------------------------------------------
AmerisourceBergen Corp.                                          4.4
--------------------------------------------------------------------
Kinder Morgan, Inc.                                              4.4
--------------------------------------------------------------------
CYTYC CORP.                                                      4.0
--------------------------------------------------------------------
Stryker Corp.                                                    3.9
--------------------------------------------------------------------
Biomet, Inc.                                                     3.9

TOP FIVE COMMON STOCK INDUSTRIES(3)
--------------------------------------------------------------------
Healthcare/Supplies & Services                                  21.0%
--------------------------------------------------------------------
Healthcare/Drugs                                                 9.8
--------------------------------------------------------------------
Retail: Specialty                                                9.6
--------------------------------------------------------------------
Diversified Financial                                            7.7
--------------------------------------------------------------------
Insurance                                                        7.5
--------------------------------------------------------------------


2. Portfolio is subject to change. Percentages are as of October 31, 2001, and are based on total market value of common stock.
3. Portfolio is subject to change. Percentages are as of October 31, 2001, and are based on net assets.



                           6 OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? Below is a discussion, by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the fiscal year that ended October 31, 2001, the performance of Oppenheimer MidCap Fund suffered from the impact of slowing U.S. economic growth on technology stocks, which declined sharply. These declines significantly undermined Fund performance during the first half of the period because we had allocated a relatively high percentage of assets to technology-related stocks. We responded to slowing economic conditions by shifting our investment emphasis toward companies that appeared to offer predictable and sustainable rates of growth, rather than emphasizing companies offering only the highest potential rates of growth. As a result, we found far fewer investment opportunities among technology stocks and more among other growth-oriented areas, such as healthcare, financials and retail. These moves boosted the Fund's performance during the final months of the period. The Fund's portfolio allocations, management and strategies are subject to change.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2001. Performance is measured from the inception of Class A, B, C, and Y shares on December 1, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

        The Fund's performance is compared to that of the S&P Mid-Cap 400 Index. The S&P Mid-Cap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size liquidity, and industry group representation.

        Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.



                           7 OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

-       Oppenheimer MidCap Fund (Class A)
--      S&P Mid-Cap 400 Index

[The following table was originally a line graph in the printed materials.]

                     Oppenheimer                 S&P
                     MidCap Fund               MidCap
Date                  (Class A)               400 Index
12/01/97               $ 9425                  $10000
01/31/98                 9519                   10190
04/30/98                12271                   11743
07/31/98                11744                   10848
10/31/98                10207                   10515
01/31/99                13390                   11892
04/30/99                14636                   12498
07/31/99                16382                   12943
10/31/99                18760                   12731
01/31/00                25875                   13795
04/30/00                27564                   15438
07/31/00                29716                   15713
10/31/00                28697                   16760
01/31/01                23903                   17052
04/30/01                16901                   16525
07/31/01                15618                   16591
10/31/01                13608                   14673

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND AT 10/31/01(1)
1-YEAR -55.31%          SINCE INCEPTION 8.18%

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

-       Oppenheimer MidCap Fund (Class B)
--      S&P Mid-Cap 400 Index

[The following table was originally a line graph in the printed materials.]

                     Oppenheimer                 S&P
                     MidCap Fund               MidCap
Date                  (Class B)               400 Index
12/01/97               $10000                  $10000
01/31/98                10080                   10190
04/30/98                12980                   11743
07/31/98                12390                   10848
10/31/98                10770                   10515
01/31/99                14097                   11892
04/30/99                15379                   12498
07/31/99                17181                   12943
10/31/99                19644                   12731
01/31/00                27043                   13795
04/30/00                28766                   15438
07/31/00                30948                   15713
10/31/00                29827                   16760
01/31/01                24801                   17052
04/30/01                17502                   16525
07/31/01                16150                   16591
10/31/01                13737                   14673

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND AT 10/31/01(1)
1-YEAR -55.29%          SINCE INCEPTION 8.45%


1. See Notes on page 11 for further details.



                           8 OPPENHEIMER MIDCAP FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

-       Oppenheimer MidCap Fund (Class C)
--      S&P Mid-Cap 400 Index

[The following table was originally a line graph in the printed materials.]

                     Oppenheimer                 S&P
                     MidCap Fund             MidCap Fund
Date                  (Class C)               400 Index

 12/1/97               10000                   10000
 1/31/98               10090                   10190
 4/30/98               12980                   11743
 7/31/98               12400                   10848
10/31/98               10760                   10515
 1/31/99               14087                   11892
 4/30/99               15369                   12498
 7/31/99               17171                   12943
10/31/99               19624                   12731
 1/31/00               27023                   13795
 4/30/00               28746                   15438
 7/31/00               30938                   15713
10/31/00               29817                   16760
 1/31/01               24791                   17052
 4/30/01               17492                   16525
 7/31/01               16140                   16591
10/31/01               14037                   14673

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND AT 10/31/01(1)
1-YEAR -53.39%          SINCE INCEPTION 9.04%

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

-       Oppenheimer MidCap Fund (Class N)
--      S&P Mid-Cap 400 Index

[The following table was originally a line graph in the printed materials.]

                     Oppenheimer                 S&P
                     MidCap Fund             MidCap Fund
Date                  (Class N)               400 Index

  3/1/01               10000                   10000
 4/30/01                9161                   10278
 7/31/01                8465                   10319
10/31/01                7296                    9126

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES OF THE FUND AT 10/31/01(1) SINCE INCEPTION -27.04%


THE PERFORMANCE INFORMATION FOR S&P MID-CAP 400 INDEX IN THE GRAPH BEGINS ON11/30/97 FOR CLASS A, B, C AND Y, AND 2/28/01 FOR CLASS N.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.



                           9 OPPENHEIMER MIDCAP FUND

FUND PERFORMANCE
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

-       Oppenheimer MidCap Fund (Class Y)
--      S&P Mid-Cap 400 Index

[The following table was originally a line graph in the printed materials.]

                     Oppenheimer                 S&P
                     MidCap Fund             MidCap Fund
Date                  (Class Y)               400 Index

 12/1/97               10000                    10000
 1/31/98               10110                    10190
 4/30/98               13040                    11743
 7/31/98               12500                    10848
10/31/98               10880                    10515
 1/31/99               14297                    11892
 4/30/99               15639                    12498
 7/31/99               17521                    12943
10/31/99               20095                    12731
 1/31/00               27744                    13795
 4/30/00               29596                    15438
 7/31/00               31949                    15713
10/31/00               30898                    16760
 1/31/01               25771                    17052
 4/30/01               18232                    16525
 7/31/01               16861                    16591
10/31/01               14708                    14673

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/01(1)
1-YEAR -52.40%          SINCE INCEPTION 10.35%







1. See Notes on page 11 for further details.

THE PERFORMANCE INFORMATION FOR S&P MID-CAP 400 INDEX IN THE GRAPH BEGINS ON11/30/97 FOR CLASS A, B, C AND Y, AND 2/28/01 FOR CLASS N.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.



                           10 OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. For this reason, the cumulative total return information shown in this report is not annualized. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                           11 OPPENHEIMER MIDCAP FUND

                                                FINANCIALS













                           12 OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                                                                                           MARKET VALUE
                                                                                        SHARES               SEE NOTE 1
=======================================================================================================================
COMMON STOCKS--80.1%
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--6.2%
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.7%
SPX Corp.(1)                                                                           305,000          $    30,378,000
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING--3.5%
Millipore Corp.                                                                        739,600               38,681,080
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES--0.9%
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: LONG DISTANCE--0.9%
Corvis Corp.(1)                                                                        208,200                  468,450
-----------------------------------------------------------------------------------------------------------------------
Corvis Corp.(1,2)                                                                      894,072                2,011,662
-----------------------------------------------------------------------------------------------------------------------
Tellium, Inc.(1)                                                                       416,600                2,770,390
-----------------------------------------------------------------------------------------------------------------------
Tellium, Inc.(1,2)                                                                     733,334                4,876,671
                                                                                                        ---------------
                                                                                                             10,127,173

-----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--12.2%
-----------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES--2.6%
IMS Health, Inc.                                                                     1,361,500               29,095,255
-----------------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--9.6%
Bed Bath & Beyond, Inc.(1)                                                           1,500,000               37,590,000
-----------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                                                         1,345,000               68,285,650
                                                                                                        ---------------
                                                                                                            105,875,650

-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.5%
-----------------------------------------------------------------------------------------------------------------------
BROADCASTING--1.7%
Charter Communications, Inc., Cl. A(1)                                               1,325,000               18,735,500
-----------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS--5.8%
AmerisourceBergen Corp.(1)                                                             762,600               48,470,856
-----------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(1)                                                               391,200               16,015,728
                                                                                                        ---------------
                                                                                                             64,486,584

-----------------------------------------------------------------------------------------------------------------------
FINANCIAL--15.2%
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--7.7%
AMBAC Financial Group, Inc.                                                            575,000               27,600,000
-----------------------------------------------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                                                 2,109,200               57,728,804
                                                                                                        ---------------
                                                                                                             85,328,804

-----------------------------------------------------------------------------------------------------------------------
INSURANCE--7.5%
First Health Group Corp.(1)                                                          1,170,000               31,590,000
-----------------------------------------------------------------------------------------------------------------------
MBIA Inc.                                                                            1,102,500               50,781,150
-----------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                      30,000                1,016,100
                                                                                                        ---------------
                                                                                                             83,387,250



                           13 OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                           MARKET VALUE
                                                                                        SHARES               SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE--30.8%
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--9.8%
Gilead Sciences, Inc.(1)                                                               985,000          $    61,956,500
-----------------------------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(1)                                                          540,000               32,389,200
-----------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.(1)                                                          350,000               13,646,500
                                                                                                        ---------------
                                                                                                            107,992,200

-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES--21.0%
Biomet, Inc.                                                                         1,415,000               43,157,500
-----------------------------------------------------------------------------------------------------------------------
Cytyc Corp.(1)                                                                       1,680,000               44,049,600
-----------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.(1)                                                            2,390,000               61,423,000
-----------------------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                          774,000               43,529,760
-----------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(1)                                                        600,000               40,260,000
                                                                                                        ---------------
                                                                                                            232,419,860

-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--2.9%
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES--2.1%
Cerner Corp.(1)                                                                        348,400               18,726,500
-----------------------------------------------------------------------------------------------------------------------
Sonus Networks, Inc.(1)                                                              1,011,100                4,256,731
                                                                                                        ---------------
                                                                                                             22,983,231

-----------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--0.5%
Veritas Software Corp.(1)                                                              194,500                5,519,910
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Bookham Technology plc, ADR(1,2)                                                       315,856                  386,924
-----------------------------------------------------------------------------------------------------------------------
ONI Systems Corp.(1)                                                                   607,500                2,970,675
                                                                                                        ---------------
                                                                                                              3,357,599

-----------------------------------------------------------------------------------------------------------------------
UTILITIES--4.4%
-----------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--4.4%
Kinder Morgan, Inc.                                                                    970,000               48,141,100
                                                                                                        ---------------
Total Common Stocks (Cost $968,564,056)                                                                     886,509,196

=======================================================================================================================
PREFERRED STOCKS--0.8%
-----------------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C(1,2,3)                                         771,208                1,636,889
-----------------------------------------------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc., Cv., Series D(1,2)                           556,586                2,155,101
-----------------------------------------------------------------------------------------------------------------------
fusionOne, Inc., 8% Non-Cum. Cv., Series D(1,2,3)                                    1,675,894                1,541,822
-----------------------------------------------------------------------------------------------------------------------
ITF Optical Technologies, Inc., Cv., Series A(1,2,3)                                   200,000                3,884,800
                                                                                                        ---------------
Total Preferred Stocks (Cost $29,100,099)                                                                     9,218,612



                           14 OPPENHEIMER MIDCAP FUND

                                                                                     PRINCIPAL            MARKET VALUE
                                                                                        AMOUNT              SEE NOTE 1
=======================================================================================================================
CONVERTIBLE CORPORATE BONDS AND NOTES--0.3%

Cyras Systems, Inc., 4.50% Cv. Unsec. Sub. Nts., 8/15/05(2)
(Cost $3,150,000)                                                              $     3,150,000          $     3,654,000

=======================================================================================================================
SHORT-TERM NOTES--9.1%

Federal Home Loan Bank, 2.46%, 11/1/01 (Cost $100,000,000)                         100,000,000              100,000,000

=======================================================================================================================
REPURCHASE AGREEMENTS--8.9%

Repurchase agreement with Deutsche Bank Securities, Inc., 2.54%, dated 10/31/01, to be repurchased at $98,219,929 on 11/1/01, collateralized by U.S. Treasury Bonds, 8.125%-8.75%,
8/15/20-8/15/21, with a value of $100,546,356 (Cost $98,213,000)                    98,213,000               98,213,000
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,199,027,155)                                         99.2%           1,097,594,808
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                            0.8                8,962,492
                                                                               ----------------------------------------
NET ASSETS                                                                               100.0%         $ 1,106,557,300
                                                                               ========================================



FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2001. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2001, amounts to $7,063,511. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES                                                SHARES         UNREALIZED
                                     OCTOBER 31,             GROSS             GROSS       OCTOBER 31,       APPRECIATION
                                            2000         ADDITIONS        REDUCTIONS              2001     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
STOCKS AND WARRANTS
Axsun Technologies, Inc., Cv.,
Series C                                      --           771,208                --           771,208       $(7,363,108)
fusionOne, Inc., 8%
Non-Cum. Cv., Series D                 1,675,894                --                --         1,675,894        (7,558,282)
ITF Optical Technologies,
Inc., Cv., Series A                      200,000                --                --           200,000        (1,115,200)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                           15 OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES OCTOBER 31, 2001
--------------------------------------------------------------------------------


=====================================================================================================
 ASSETS

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,175,927,054)                                    $ 1,090,531,297
 Affiliated companies (cost $23,100,101)                                               7,063,511
                                                                                 --------------------
                                                                                   1,097,594,808

-----------------------------------------------------------------------------------------------------
 Cash                                                                                    342,723
-----------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                      9,522,367
 Shares of beneficial interest sold                                                    2,380,607
 Interest and dividends                                                                  115,374
 Other                                                                                    10,153
                                                                                 --------------------
 Total assets                                                                      1,109,966,032

=====================================================================================================
 LIABILITIES


 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                2,834,924
 Distribution and service plan fees                                                      251,042
 Trustees' compensation                                                                  137,737
 Shareholder reports                                                                      17,503
 Transfer and shareholder servicing agent fees                                             3,907
 Other                                                                                   163,619
                                                                                 --------------------
 Total liabilities                                                                     3,408,732

=====================================================================================================
 NET ASSETS                                                                      $ 1,106,557,300
                                                                                 ====================

=====================================================================================================
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                 $ 2,124,803,896
-----------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                        (130,348)
-----------------------------------------------------------------------------------------------------
 Accumulated net realized gain (loss) on investment transactions                    (916,683,901)
-----------------------------------------------------------------------------------------------------
 Net unrealized appreciation (depreciation) on investments                          (101,432,347)
-----------------------------------------------------------------------------------------------------
 NET ASSETS                                                                      $ 1,106,557,300
                                                                                 ====================


                           16 OPPENHEIMER MIDCAP FUND

=====================================================================================================
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $532,337,862 and 36,915,572 shares of beneficial interest outstanding)                   $14.42
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                          $15.30
-----------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $438,961,540
 and 31,302,493 shares of beneficial interest outstanding)                                $14.02
-----------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $128,230,460
 and 9,147,359 shares of beneficial interest outstanding)                                 $14.02
-----------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,268,131
 and 157,505 shares of beneficial interest outstanding)                                   $14.40
-----------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $4,759,307 and 323,944 shares of beneficial interest outstanding)              $14.69



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                           17 OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------


=====================================================================================================
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
 Interest                                                                        $    16,773,539
-----------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $128)                                  1,383,690
                                                                                 --------------------
 Total income                                                                         18,157,229

=====================================================================================================
 EXPENSES

 Management fees                                                                       9,759,526
-----------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                               1,801,991
 Class B                                                                               5,929,361
 Class C                                                                               1,703,539
 Class N                                                                                   4,166
-----------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                               2,365,370
 Class B                                                                               1,948,616
 Class C                                                                                 561,227
 Class N                                                                                   4,039
 Class Y                                                                                   8,683
-----------------------------------------------------------------------------------------------------
 Shareholder reports                                                                   1,003,304
-----------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                              34,257
-----------------------------------------------------------------------------------------------------
 Other                                                                                   322,980
                                                                                 --------------------
 Total expenses                                                                       25,447,059
 Less reduction to custodian expenses                                                    (21,345)
 Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class A, B, C and N                                                             (180,480)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class Y                                                                      (1,308)
                                                                                 --------------------
 Net expenses                                                                         25,243,926

=====================================================================================================
 NET INVESTMENT LOSS                                                                  (7,086,697)

=====================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                                        (765,861,273)
 Closing and expiration of option contracts written                                      515,728
                                                                                 --------------------
 Net realized gain (loss)                                                           (765,345,545)

-----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments                (463,263,091)
                                                                                 --------------------
 Net realized and unrealized gain (loss)                                          (1,228,608,636)

=====================================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $(1,235,695,333)
                                                                                 ====================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                           18 OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



 YEAR ENDED OCTOBER 31,                                             2001                    2000
=====================================================================================================
 OPERATIONS
-----------------------------------------------------------------------------------------------------
 Net investment income (loss)                                 $   (7,086,697)     $   (1,600,045)
-----------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                       (765,345,545)       (144,891,367)
-----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)           (463,263,091)        296,033,356
                                                              ---------------------------------------
 Net increase (decrease) in net assets resulting
   from operations                                            (1,235,695,333)        149,541,944

=====================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                          72,996,958         805,221,452
 Class B                                                          59,856,987         700,136,215
 Class C                                                          22,021,277         210,488,193
 Class N                                                           2,566,730                  --
 Class Y                                                           6,333,492             115,803

=====================================================================================================
 NET ASSETS

 Total increase (decrease)                                    (1,071,919,889)      1,865,503,607
-----------------------------------------------------------------------------------------------------
 Beginning of period                                           2,178,477,189         312,973,582
                                                              ---------------------------------------
 End of period (including accumulated net investment
 loss of $130,348 and $192,223, respectively)                 $1,106,557,300      $2,178,477,189
                                                              =======================================




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                           19 OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 CLASS A          YEAR ENDED OCTOBER 31,                            2001            2000            1999         1998(1)
============================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                          $   30.41     $     19.88       $   10.83        $  10.00
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment gain (loss)                                         (.02)            .04            (.04)           (.02)
 Net realized and unrealized gain (loss)                          (15.97)          10.49            9.11             .85
                                                               -------------------------------------------------------------
 Total income (loss) from investment operations                   (15.99)          10.53            9.07             .83
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                         --              --            (.02)             --
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $   14.42     $     30.41       $   19.88        $  10.83
                                                               =============================================================

============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                              (52.58)%         52.97%          83.79%           8.30%

============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                      $ 532,338     $ 1,055,967       $ 167,879        $ 14,607
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $ 718,814     $   728,168       $  60,644        $  7,185
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment gain (loss)                                        (0.09)%          0.28%          (0.49)%         (0.33)%
 Expenses                                                           1.33%           1.16%           1.40%           1.59%(4)
 Expenses, net of voluntary waiver of transfer agent fees           1.32%            N/A             N/A             N/A
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              84%             23%             61%            117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           20 OPPENHEIMER MIDCAP FUND

 CLASS B          YEAR ENDED OCTOBER 31,                            2001            2000            1999         1998(1)
============================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                          $   29.79     $     19.62       $   10.77        $  10.00
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                (.15)           (.07)           (.07)           (.05)
 Net realized and unrealized gain (loss)                          (15.62)          10.24            8.94             .82
                                                               -------------------------------------------------------------
 Total income (loss) from investment operations                   (15.77)          10.17            8.87             .77
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                         --              --            (.02)             --
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $   14.02     $     29.79       $   19.62        $  10.77
                                                               =============================================================

============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                              (52.94)%         51.83%          82.40%           7.70%

============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                      $ 438,962     $   874,830       $ 118,611        $  7,654
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $ 592,096     $   594,390       $  40,455        $  3,521
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                               (0.84)%         (0.48)%         (1.25)%         (1.06)%
 Expenses                                                           2.08%           1.91%           2.16%           2.35%(4)
 Expenses, net of voluntary waiver of transfer agent fees           2.07%            N/A             N/A             N/A
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              84%             23%             61%            117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           21 OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS C          YEAR ENDED OCTOBER 31,                            2001            2000            1999         1998(1)
============================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                          $   29.78     $     19.60       $   10.76        $  10.00
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                (.15)           (.07)           (.06)           (.05)
 Net realized and unrealized gain (loss)                          (15.61)          10.25            8.92             .81
                                                               -------------------------------------------------------------
 Total income (loss) from investment operations                   (15.76)          10.18            8.86             .76
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                         --              --            (.02)             --
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $   14.02     $     29.78       $   19.60        $  10.76
                                                               =============================================================

============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                              (52.92)%         51.94%          82.38%           7.60%

============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                      $ 128,230     $   247,566       $  26,482        $  2,587
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $ 170,129     $   161,221       $   9,066        $  1,271
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                               (0.85)%         (0.48)%         (1.26)%         (1.07)%
 Expenses                                                           2.08%           1.91%           2.16%           2.35%(4)
 Expenses, net of voluntary waiver of transfer agent fees           2.07%            N/A             N/A             N/A
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              84%             23%             61%            117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           22 OPPENHEIMER MIDCAP FUND

                                                                            PERIOD ENDED
 CLASS N                                                             OCTOBER 31, 2001(1)
==========================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                                        $     19.54
------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                                (.05)
 Net realized and unrealized gain (loss)                                           (5.09)
                                                                             -------------
 Total income (loss) from investment operations                                    (5.14)
------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                                         --
------------------------------------------------------------------------------------------
 Net asset value, end of period                                              $     14.40
                                                                             =============

==========================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                                              (26.31)%

==========================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                    $     2,268
------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                           $     1,250
------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                                               (0.94)%
 Expenses                                                                           1.73%
 Expenses, net of voluntary waiver of transfer agent fees                           1.72%
------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                              84%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           23 OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS Y          YEAR ENDED OCTOBER 31,                            2001            2000            1999         1998(1)
============================================================================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                          $   30.86     $     20.07       $   10.88        $  10.00
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                       (.08)           (.02)           (.01)            .01
 Net realized and unrealized gain (loss)                          (16.09)          10.81            9.22             .87
                                                               -------------------------------------------------------------
 Total income (loss) from investment operations                   (16.17)          10.79            9.21             .88
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                         --              --            (.02)             --
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $   14.69     $     30.86       $   20.07        $  10.88
                                                               =============================================================

============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                              (52.40)%         53.76%          84.69%           8.80%

============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                      $   4,759     $       115       $       2        $      1
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $   2,720     $        33       $       2        $      1
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                                      (0.12)%          0.60%          (0.06)%          0.05%
 Expenses                                                           1.07%           0.74%           1.03%           1.09%(4)
 Expenses, net of voluntary waiver of transfer agent fees           1.02%            N/A             N/A             N/A
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                              84%             23%             61%            117%

1. For the period from December 1, 1997 (inception of offering) to October 31, 1998.

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           24 OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                           25 OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of October 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

           EXPIRING
           ---------------------------
               2006      $   2,792,572
               2007          3,516,822
               2008        142,020,390
               2009        764,990,986
                         -------------
              Total      $ 913,320,770
                         =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2001, the Fund's projected benefit obligations were decreased by $58,974 and payments of $2,903 were made to retired trustees, resulting in an accumulated liability of $130,346 as of October 31, 2001.

        The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                           26 OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

        The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended October 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $7,148,572. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                           27 OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

================================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED OCTOBER 31, 2001(1)         YEAR ENDED OCTOBER 31, 2000
                                    SHARES            AMOUNT            SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
 CLASS A
 Sold                           21,601,589   $   431,618,994        33,833,586   $ 1,036,803,331
 Dividends and/or
 distributions reinvested               --                --                --                --
 Redeemed                      (19,413,730)     (358,622,036)       (7,550,876)     (231,581,879)
                             ---------------------------------------------------------------------
 Net increase (decrease)         2,187,859   $    72,996,958        26,282,710   $   805,221,452
                             =====================================================================

--------------------------------------------------------------------------------------------------
 CLASS B
 Sold                           12,038,231   $   240,307,506        27,648,563   $   830,933,407
 Dividends and/or
 distributions reinvested               --                --                --                --
 Redeemed                      (10,102,864)     (180,450,519)       (4,327,314)     (130,797,192)
                             ---------------------------------------------------------------------
 Net increase (decrease)         1,935,367   $    59,856,987        23,321,249   $   700,136,215
                             =====================================================================

--------------------------------------------------------------------------------------------------
 CLASS C
 Sold                            4,550,109   $    87,698,946         9,424,959   $   281,662,027
 Dividends and/or
 distributions reinvested               --                --                --                --
 Redeemed                       (3,716,188)      (65,677,669)       (2,462,638)      (71,173,834)
                             ---------------------------------------------------------------------
 Net increase (decrease)           833,921   $    22,021,277         6,962,321   $   210,488,193
                             =====================================================================

--------------------------------------------------------------------------------------------------
 CLASS N
 Sold                              167,066   $     2,704,211                --   $            --
 Dividends and/or
 distributions reinvested               --                --                --                --
 Redeemed                           (9,561)         (137,481)               --                --
                             ---------------------------------------------------------------------
 Net increase (decrease)           157,505   $     2,566,730                --   $            --
                             =====================================================================

--------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                              499,899   $     9,750,294             3,687   $       118,326
 Dividends and/or
 distributions reinvested               --                --                --                --
 Redeemed                         (179,670)       (3,416,802)              (72)           (2,523)
                             ---------------------------------------------------------------------
 Net increase (decrease)           320,229   $     6,333,492             3,615   $       115,803
                             =====================================================================

1. For the year ended October 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to October 31, 2001, for Class N shares.

                           28 OPPENHEIMER MIDCAP FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2001, were $1,397,493,059 and $978,081,643, respectively.

As of October 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $1,202,390,287 was:

            Gross unrealized appreciation                      $   56,668,154
            Gross unrealized depreciation                        (161,463,633)
                                                               --------------
            Net unrealized appreciation (depreciation)         $ (104,795,479)
                                                               ==============


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the year ended October 31, 2001, was an annualized rate of 0.66%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. OFS has voluntarily undertaken to waive a portion of its transfer agent fee for Class A, B, C, N and Y shares. This voluntary waiver of expenses limits transfer agent fees to 0.35% of average net assets for Class A, B, C and N shares effective October 1, 2001 and to 0.25% of average net assets for Class Y shares effective January 1, 2001.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        AGGREGATE           CLASS A        COMMISSIONS        COMMISSIONS         COMMISSIONS           COMMISSIONS
                        FRONT-END         FRONT-END         ON CLASS A         ON CLASS B          ON CLASS C            ON CLASS N
                    SALES CHARGES     SALES CHARGES             SHARES             SHARES              SHARES                SHARES
                       ON CLASS A       RETAINED BY        ADVANCED BY        ADVANCED BY         ADVANCED BY           ADVANCED BY
 YEAR ENDED                SHARES       DISTRIBUTOR     DISTRIBUTOR(1)     DISTRIBUTOR(1)      DISTRIBUTOR(1)        DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------------------------------------
 October 31, 2001      $4,350,671        $1,160,339           $480,871         $6,744,263            $613,517               $24,109

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                              CLASS A                 CLASS B                CLASS C                CLASS N
                  CONTINGENT DEFERRED     CONTINGENT DEFERRED    CONTINGENT DEFERRED    CONTINGENT DEFERRED
                        SALES CHARGES           SALES CHARGES          SALES CHARGES          SALES CHARGES
                          RETAINED BY             RETAINED BY            RETAINED BY            RETAINED BY
 YEAR ENDED               DISTRIBUTOR             DISTRIBUTOR            DISTRIBUTOR            DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------
 October 31, 2001              $3,441              $1,306,155                $69,810                    $--

                            29 OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

        The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the year ended October 31, 2001, payments under the Class A plan totaled $1,801,991, all of which were paid by the Distributor to recipients, and included $122,885 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

        The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

        The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

                           30 OPPENHEIMER MIDCAP FUND

Distribution fees paid to the Distributor for the year ended October 31, 2001, were as follows:

                                                                                          DISTRIBUTOR'S
                                                                        DISTRIBUTOR'S         AGGREGATE
                                                                            AGGREGATE      UNREIMBURSED
                                                                         UNREIMBURSED     EXPENSES AS %
                        TOTAL PAYMENTS            AMOUNT RETAINED            EXPENSES     OF NET ASSETS
                            UNDER PLAN             BY DISTRIBUTOR          UNDER PLAN          OF CLASS
-------------------------------------------------------------------------------------------------------
 Class B Plan               $5,929,361                 $4,999,449         $19,030,675              4.34%
 Class C Plan                1,703,539                    738,209           2,376,697              1.85
 Class N Plan                    4,166                      3,871              48,490              2.14


================================================================================
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

        The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

        Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

        Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

        The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended October 31, 2001, was as follows:

                                                                      CALL OPTIONS
                                                       -----------------------------
                                                          NUMBER OF      AMOUNT OF
                                                          CONTRACTS       PREMIUMS
------------------------------------------------------------------------------------
 Options outstanding as of October 31, 2000                      --       $     --
 Options written                                              2,250        515,728
 Options closed or expired                                   (2,250)      (515,728)
                                                       -----------------------------
 Options outstanding as of October 31, 2001                      --       $     --
                                                       =============================

                           31 OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

================================================================================
6. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2001, was $20,147,869, which represents 1.82% of the Fund's net assets, of which $16,493,869 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                                 UNREALIZED
                                               ACQUISITION                                VALUATION AS OF      APPRECIATION
 SECURITY                                            DATES                  COST         OCTOBER 31, 2001    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
 STOCKS AND WARRANTS
 Axsun Technologies, Inc., Cv., Series C          12/13/00           $ 8,999,997               $1,636,889      $(7,363,108)
-----------------------------------------------------------------------------------------------------------------------------
                                                  2/24/00-
 Bookham Technology plc, ADR                      10/18/00             5,000,000                  386,924       (4,613,076)
-----------------------------------------------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                              10/23/00             5,999,997                2,155,101       (3,844,896)
-----------------------------------------------------------------------------------------------------------------------------
 Corvis Corp.                                     12/16/99             5,999,968                2,011,662       (3,988,306)
-----------------------------------------------------------------------------------------------------------------------------
 fusionOne, Inc., 8% Non-Cum. Cv.,
 Series D                                           9/6/01             9,100,104                1,541,822       (7,558,282)
-----------------------------------------------------------------------------------------------------------------------------
 ITF Optical Technologies, Inc., Cv.,
 Series A                                           4/7/00             5,000,000                3,884,800       (1,115,200)
-----------------------------------------------------------------------------------------------------------------------------
 Tellium, Inc.                                     9/20/00            11,000,010                4,876,671       (6,123,339)

================================================================================
7. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

        The Fund had no borrowings outstanding during the year ended or at October 31, 2001.

                           32 OPPENHEIMER MIDCAP FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

================================================================================

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MIDCAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer MidCap Fund, including the statement of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, and the 11-month period ended October 31, 1998, were audited by other auditors whose report dated November 19, 1999, expresses an unqualified opinion on this information.

        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer MidCap Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

Denver, Colorado
November 21, 2001

                           33 OPPENHEIMER MIDCAP FUND

FEDERAL INCOME TAX INFORMATION UNAUDITED
--------------------------------------------------------------------------------

In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

        The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                           34 OPPENHEIMER MIDCAP FUND

OPPENHEIMER MIDCAP FUND
--------------------------------------------------------------------------------

====================================================================================================================================
OFFICERS AND TRUSTEES                   Thomas W. Courtney, Chairman of the Board of Trustees
                                        John V. Murphy, President
                                        Paul Y. Clinton, Trustee
                                        Robert G. Galli, Trustee
                                        Lacy B. Herrmann, Trustee
                                        Brian Wruble, Trustee
                                        Bruce L. Bartlett, Vice President
                                        O. Leonard Darling, Vice President
                                        Robert G. Zack, Secretary
                                        Brian W. Wixted, Treasurer
                                        Robert J. Bishop, Assistant Treasurer
                                        Scott T. Farrar, Assistant Treasurer
                                        Katherine P. Feld, Assistant Secretary
                                        Kathleen T. Ives, Assistant Secretary
                                        Denis R. Molleur, Assistant Secretary
====================================================================================================================================
INVESTMENT ADVISOR                      OppenheimerFunds, Inc.

====================================================================================================================================
DISTRIBUTOR                             OppenheimerFunds Distributor, Inc.

====================================================================================================================================
TRANSFER AND SHAREHOLDER                OppenheimerFunds Services
SERVICING AGENT

====================================================================================================================================
CUSTODIAN OF                            The Bank of New York
PORTFOLIO SECURITIES

====================================================================================================================================
INDEPENDENT AUDITORS                    KPMG LLP

====================================================================================================================================
LEGAL COUNSEL                           Mayer, Brown & Platt

                                        OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                                        498 SEVENTH AVENUE, NEW YORK, NY 10018








                                        (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.

                           35 OPPENHEIMER MIDCAP FUND

OPPENHEIMERFUNDS FAMILY
--------------------------------------------------------------------------------

 GLOBAL EQUITY          Developing Markets Fund                         Global Fund
                        International Small Company Fund                Quest Global Value Fund
                        Europe Fund                                     Global Growth & Income Fund
                        International Growth Fund
====================================================================================================================================
 EQUITY                 Stock                                           Stock & Bond
                        Emerging Technologies Fund                      Quest Opportunity Value Fund
                        Emerging Growth Fund                            Total Return Fund
                        Enterprise Fund                                 Quest Balanced Value Fund
                        Discovery Fund                                  Capital Income Fund
                        Main Street(R) Small Cap Fund                   Multiple Strategies Fund
                        Small Cap Value Fund                            Disciplined Allocation Fund
                        MidCap Fund                                     Convertible Securities Fund
                        Main Street(R) Opportunity Fund                 SPECIALTY
                        Growth Fund                                     Real Asset Fund(R)
                        Capital Appreciation Fund                       Gold & Special Minerals Fund
                        Main Street(R) Growth & Income Fund
                        Value Fund
                        Quest Capital Value Fund
                        Trinity Large Cap Growth Fund(1)
                        Trinity Core Fund
                        Trinity Value Fund
====================================================================================================================================
 INCOME                 Taxable                                         Municipal
                        International Bond Fund                         California Municipal Fund(4)
                        High Yield Fund                                 New Jersey Municipal Fund(4)
                        Champion Income Fund                            New York Municipal Fund(4)
                        Strategic Income Fund                           Pennsylvania Municipal Fund(4)
                        Bond Fund                                       Municipal Bond Fund
                        Senior Floating Rate Fund                       Intermediate Municipal Fund
                        U.S. Government Trust
                        Limited-Term Government Fund
                        Capital Preservation Fund(2)
                        Rochester Division
                        Rochester National Municipals(3)
                        Rochester Fund Municipals
                        Limited Term New York Municipal Fund
====================================================================================================================================
 SELECT MANAGERS        Stock                                           Stock & Bond
                        Mercury Advisors Focus Growth Fund              QM Active Balanced Fund(2)
                        Gartmore Millennium Growth Fund II(5)
                        Jennison Growth Fund
                        Salomon Brothers Capital Fund
                        Mercury Advisors S&P 500(R) Index Fund(2)
====================================================================================================================================
 MONEY MARKET(6)        Money Market Fund                               Cash Reserves

1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.

2. Available only through qualified retirement plans.

3. The Fund's name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.

4. Available to investors only in certain states.

5. The Fund's name was changed from "Oppenheimer Select Managers Gartmore Millennium Growth Fund" on 5/11/01.

6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information about any of the Oppenheimer funds, including charges, expenses and risks, ask for a prospectus from your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

                           36 OPPENHEIMER MIDCAP FUND

INFORMATION AND SERVICES
--------------------------------------------------------------------------------

                        As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website--we're here to help.

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                        INTERNET
                        24-hr access to account information and transactions(2)
                        WWW.OPPENHEIMERFUNDS.COM
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                        GENERAL INFORMATION
                        Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                        1.800.525.7048
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                        TELEPHONE TRANSACTIONS
                        Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
                        1.800.852.8457
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                        PHONELINK(2)
                        24-hr automated information and automated transactions
                        1.800.CALL OPP (1.800.225.5677)
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                        TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
                        Mon-Fri 9am-6:30pm ET 1.800.843.4461
                        ---------------------------------------------------------------------------------------
                        TRANSFER AND SHAREHOLDER SERVICING AGENT
                        OppenheimerFunds Services
                        P.O. Box 5270, Denver, CO 80217-5270
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                        eDOCS DIRECT
                        Receive shareholder report and prospectus notifications for your funds via email. Sign up at WWW.OPPENHEIMERFUNDS.COM
                        ---------------------------------------------------------------------------------------
                        TICKER SYMBOLS
                        Class A: OMDAX Class B: OMDBX Class C: OMDCX Class N: OMDNX Class Y: OMDYX
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                        1. Automatic investment plans do not assure profit or protect against losses in declining markets.
                        2. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

                                                       [OPPENHEIMERFUNDS(R) LOGO]
RA0745.001.1001 December 30, 2001
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